Investments - Schedule of Non-Marketable Investment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Marketable Investment [Abstract]
Total initial cost	$ 10,630,120	$ 10,630,120
Cumulative net gain (loss)
Provision for impairment	(10,630,120)	(10,630,120)
Total carrying value